Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management	Financial risk management
The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The overall risk management program focuses on the unpredictability of markets and seeks to minimize potential adverse effects on the financial performance of the Group. The Group uses different methods to measure different types of risk to which it is exposed.
Interest rate risk
The Group’s borrowings that have been drawn down at December 31, 2025 have fixed interest rates, and therefore the
Group is not exposed to any significant interest rate risk.
Price risk
The Group's exposure to equity securities price risk arises from investments held by the Group and classified in the consolidated statement of financial position at fair value through other comprehensive income ("FVOCI") (note 17).
The amounts recognized in other comprehensive income in relation to investments held by the Group are disclosed in note 30.5.
Foreign currency risk
The Group operates internationally and is exposed to foreign exchange risk, primarily the Australian dollar and Euro.
Foreign exchange risk arises from commercial activities outside the U.S. and research and development activities in
Europe.
The Group’s treasury risk management policy is to settle all US dollar denominated expenditure with US dollar denominated receipts from sales of Illuccix in the U.S. The Group also manages currency risk by making decisions as to the levels of cash to hold in each currency by assessing its future activities which will likely be incurred in those currencies. Any remaining foreign currency exposure has therefore not been hedged.
We have both foreign currency receivables and payables, predominantly denominated in Australian dollars and Euros. We had a surplus of foreign currency receivables and financial assets over payables of $67.4 million as of December 31,
2025 (December 31, 2024: $49.6 million).
The Group’s exposure to the risk of changes in foreign exchange rates also relates to the Group’s net investments in foreign subsidiaries, which predominantly include denominations in Euro and Australian dollar, however given the level of current investments in non US dollar denominated subsidiaries, the impact is limited.
As at December 31, 2025, the Group held 52.8% (2024: 32.0%) of its cash in Australian dollars, 39.7% (2024: 64.9%) in
US dollars, 5.5% (2024: 2.8%) in Euros (EUR), 0.1% (2024: nil) in Japanese Yen (JPY), 0.3% (2024: 0.1%) in British pounds,
0.5% (2024: 0.1%) in Canadian dollars and 1.0% (2024: 0.1%) in Swiss Francs (CHF).
Exposure
The balances held at December 31, 2025 that give rise to currency risk exposure are presented in US dollars below:

As at December 31, 2025
	USD	AUD	EUR	CHF	JPY	GBP	CAD
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Cash and cash equivalents	56,371	74,891	7,850	1,445	134	413	762
Trade receivables	126,056	540	2,606	-	-	-	-
Financial assets	-	33,749	3,345	-	-	-	-
Trade payables	(80,802)	(3,254)	(13,328)	(642)	(93)	(546)	(223)
Other current liabilities	(6,955)	-	(4,700)	-	-	-	-
Other non-current liabilities	(3,517)	-	-	-	-	-	-
Government grant	-	-	(2,046)	-	-	-	-
Decommissioning liability	-	-	(7,694)	-	-	-	-
Contingent consideration	(19,544)	-	(2,686)	-	-	-	-
Borrowings	-	(394,617)	(10,407)	-	-	-	-
The balances held at December 31, 2024 that give rise to currency risk exposure are presented in US dollars below:

	USD	AUD	EUR	CHF	JPY	GBP	CAD	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Cash and cash equivalents	285,345	140,797	12,493	356	129	626	253
Trade receivables	84,564	455	1,466	-	-	-	-
Financial assets	-	30,972	3,774	-	-	-
Trade payables	(47,620)	(7,658)	(13,659)	(462)	(17)	(996)	(1,171)
Government grant liability	-	-	(1,858)	-	-	-	-
Decommissioning liability	-	-	(7,248)	-	-	-	-
Contingent consideration liability	(56,627)	(519)	(14,903)	-	-	-	-
Borrowings	-	(333,272)	(9,449)	-	-	-	-
Sensitivity
Outlined below is a sensitivity analysis which assesses the impact that a change of +/- 10% in the exchange rates as at each reporting date would have on the Group’s reported profit/(loss) after income tax and/or equity balance.
Impact on post-tax profit/(loss)

	2025	2025	2025	2025	2024	2024	2024	2024
	+10% Profit/ (loss)	-10% Profit/ (loss)	+10% Equity	-10% Equity	+10% Profit/ (loss)	-10% Profit/ (loss)	+10% Equity	-10% Equity	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
					(Recast)	(Recast)	(Recast)	(Recast)	1.
AUD	-	-	26,140	(31,949)	-	-	17,449	(21,326)
EUR	(224)	1,983	951	(3,704)	1,248	(1,525)	1,620	(1,980)
CHF	-	-	(73)	89	-	-	(29)	36
JPY	-	-	-	-	1	(1)	(11)	13
GBP	19	(24)	9	(11)	1	(2)	33	(40)
CAD	-	-	39	48	1	(1)	80	(98)
Total	(205)	1,959	27,066	(35,527)	1,251	(1,529)	19,142	(23,395)
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the
Group. Credit risk arises from cash and cash equivalents and credit exposures to customers, including outstanding receivables.
Credit risk is managed on a group basis. If customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Group assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings. The compliance with credit limits by customers is regularly monitored. The Group obtains guarantees where appropriate to mitigate credit risk.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.
To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on historical payment profiles of sales and the corresponding historical credit losses experienced. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.
Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and the failure to make contractual payments for a period of greater than 120 days past due.
Impairment losses on trade receivables are presented within selling, general and administration costs within profit or loss. Subsequent recoveries of amounts previously written off are credited against the same line item.
As at December 31, 2025, the expected credit losses are $2,377,000 (2024: $131,000). The following tables sets out the aging of trade receivables, according to their due date:
Aged trade receivables

	Expected credit losses		Gross carrying amount		1.
	2025	2024	2025	2024
	US$'000	US$'000	US$'000	US$'000	1.
		(Recast)		(Recast)	1.
Not past due:	-	-	122,644	80,900
Past due:
30 days	(2)	(19)	3,129	3,689
60 days	(5)	(6)	455	548
90 days	(41)	(19)	518	621
120 days	(2,329)	(87)	4,833	1,301
Total	(2,377)	(131)	131,579	87,059
Credit risk concentration profile
The Group has a significant credit risk exposure to three distributors of 71% (2024: 87% to three distributors). The Group defines major credit risk as exposure to a concentration exceeding 10% of a total class of such asset.
Liquidity risk
The Group is exposed to liquidity and funding risk from operations and from external borrowings, where the risk is that the Group may not be able to refinance debt obligations or meet other cash outflow obligations when required. Vigilant liquidity risk management requires the Group to maintain sufficient liquid assets (mainly cash and cash equivalents). The
Group manages liquidity risk by maintaining adequate cash reserves by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities.
Remaining contractual maturities:
The following tables detail the Group’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the Consolidated statement of financial position.

	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
As at December 31, 2025	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Non-derivatives
Trade and other payables	114,261	36,088	-	-	150,349	150,349
Other non-current liabilities	-	-	3,673	-	3,673	3,517
Borrowings	5,860	5,958	469,257	3,024	484,099	405,024
Lease liabilities	3,051	3,969	44,409	34,994	86,423	62,082
Government grant liability	837	564	1,236	169	2,806	2,046
Contingent consideration	8,755	3,545	11,737	665	24,702	22,234
Total financial liabilities	132,764	50,124	530,312	38,852	752,052	645,252

	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
As at December 31, 2024	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Non-derivatives
Trade and other payables	86,790	-	-	-	86,790	86,790
Borrowings	5,236	5,243	444,047	3,161	457,687	353,574
Lease liabilities	915	906	4,923	84	6,828	6,588
Government grant liability	749	304	823	113	1,989	1,858
Contingent consideration	53,042	-	23,652	1,232	77,926	72,049
Total financial liabilities	146,732	6,453	473,445	4,590	631,220	520,859
33.6. Fair value
This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements.
33.6.1. Financial assets
Financial assets are categorized as either level 1 or level 3 financial assets and remeasured at each reporting date with movements recognized in other comprehensive income. The inputs used in the level 1 fair value calculations are with reference to published price quotations for the associated equity instruments in an active market.
Level 3 financial assets are subject to key assumptions and unobservable inputs which include risk adjusted post-tax discount rates and forecasted discounted cashflows. These inputs significantly impact the underlying value of these assets.
Sensitivity of level 1 financial assets
An increase/(decrease) of 10% in the share price of each financial asset while holding all other variables constant will increase/(decrease) other comprehensive income by $102,000 (2024: $234,000).
Sensitivity of level 3 financial assets
An increase/(decrease) of 10% in the discounted cashflows of each financial asset while holding all other variables constant will increase/(decrease) other comprehensive income by $266,000 (2024: $167,000).
33.6.2. Financial liabilities
Contingent consideration liabilities are categorized as level 3 financial liabilities and remeasured at each reporting date with movements recognized in profit or loss, except in instances where changes are permitted to be added to/reduce an associated asset. The inputs used in fair value calculations are determined by Management.
The carrying amount of financial liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e.
derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on Management’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.
Sensitivity of level 3 financial liabilities
The potential effect of using reasonably possible alternative assumptions in valuation models, based on a change in the most significant input, such as sales volumes, by an increase/(decrease) of 10% while holding all other variables constant will increase/(decrease) profit before tax by $275,000 (2024: $1,863,000).
Valuation processes
The finance team of the Group performs the valuation of contingent consideration liabilities required for financial reporting purposes, including level 3 fair values. This team reports directly to the Chief Financial Officer ("CFO").
Discussions of valuation processes and results are held between the CFO and Board at least once every six months, in line with the Group’s half-yearly reporting periods.
The main level 3 inputs used by the Group in measuring the fair value of contingent consideration liabilities are derived and evaluated as follows:
•discount rates are determined by an independent third-party using a weighted average cost of capital model to calculate a post-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset
•regulatory/marketing authorization approval dates and approval for marketing authorization probability risk factors are derived in consultation with the Group’s regulatory team
•expected sales volumes and net sales price per unit are estimated based on market information on annual incidence rates and information for similar products and expected market penetration, and
•contingent consideration cash flows are estimated based on the terms of the sale contract. Changes in fair values are analyzed at the end of each reporting period during the half-yearly valuation discussion between the CFO and
Board. As part of this discussion the CFO presents a report that explains the reason for the fair value movement.